Condensed Statements Of Consolidated Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Operating revenues (Note 3)	$ 1,438	$ 1,286	$ 3,980	$ 3,572	$ 4,764	$ 4,511	$ 4,347
Operating expenses:
Wholesale transmission service	291	261	862	770	1,039	975	1,005
Operation and maintenance	264	249	768	716	983	925	899
Depreciation and amortization	227	213	672	627	820	786	723
Provision in lieu of income taxes (Note 9)	70	53	162	125	165	148	138
Taxes other than amounts related to income taxes	147	143	432	418	555	538	508
Total operating expenses	999	919	2,896	2,656	3,562	3,372	3,273
Operating income	439	367	1,084	916	1,202	1,139	1,074
Other deductions and (income) – net (Note 10)	9	8	19	22	31	33	63
Nonoperating benefit in lieu of income taxes	(3)	(3)	(7)	(9)	(12)	(12)	(15)
Interest expense and related charges (Note 10)	115	104	331	308	413	405	375
Net income	$ 318	$ 258	$ 741	$ 595	$ 770	$ 713	$ 651